Unaudited Consolidated Statement of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Class A	Class B	Common Stock and Additional Paid-in Capital	Common Stock and Additional Paid-in Capital Class A	Common Stock and Additional Paid-in Capital Class B	Accumulated Deficit
Common Stock, Dividends, Per Share, Declared	$ 0.03
Balance at beginning of period at Dec. 31, 2017	$ 1,006,601				$ 1,206,466	$ 88,532	$ (288,397)
Balance at beginning of period (shares) at Dec. 31, 2017				268,202
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(19,153)						(19,153)
Dividends declared ($0.03 per share)	(8,052)						(8,052)
Stock Issued During Period, Shares, Employee Benefit Plan				357
Equity-based compensation (note 13)	613				613
Other	(274)				(274)
Balance at end of period at Mar. 31, 2018	979,735				1,206,805	88,532	(315,602)
Balance at end of period (shares) at Mar. 31, 2018				268,559
Balance at beginning of period at Dec. 31, 2017	1,006,601				1,206,466	88,532	(288,397)
Balance at beginning of period (shares) at Dec. 31, 2017				268,202
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(64,050)
Balance at end of period at Sep. 30, 2018	935,211				1,207,177	88,532	(360,498)
Balance at end of period (shares) at Sep. 30, 2018				268,559
Balance at beginning of period at Mar. 31, 2018	979,735				1,206,805	88,532	(315,602)
Balance at beginning of period (shares) at Mar. 31, 2018				268,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(27,413)						(27,413)
Equity-based compensation (note 13)	148				148
Balance at end of period at Jun. 30, 2018	952,470				1,206,953	88,532	(343,015)
Balance at end of period (shares) at Jun. 30, 2018				268,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17,484)						(17,484)
Equity-based compensation (note 13)	224				224
Other	(1)						1
Balance at end of period at Sep. 30, 2018	935,211				1,207,177	88,532	(360,498)
Balance at end of period (shares) at Sep. 30, 2018				268,559
Balance at beginning of period at Dec. 31, 2018	946,933				1,207,397	88,532	(348,996)
Balance at beginning of period (shares) at Dec. 31, 2018		231,600	37,000	268,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	12,447						12,447
Stock Issued During Period, Shares, Employee Benefit Plan				431
Equity-based compensation (note 13)	668				668
Balance at end of period at Mar. 31, 2019	960,048				1,208,065	88,532	(336,549)
Balance at end of period (shares) at Mar. 31, 2019				268,990
Balance at beginning of period at Dec. 31, 2018	946,933				1,207,397	88,532	(348,996)
Balance at beginning of period (shares) at Dec. 31, 2018		231,600	37,000	268,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,710)
Balance at end of period at Sep. 30, 2019	926,287				1,208,461	88,532	(370,706)
Balance at end of period (shares) at Sep. 30, 2019		232,000	37,000	268,990
Balance at beginning of period at Mar. 31, 2019	960,048				1,208,065	88,532	(336,549)
Balance at beginning of period (shares) at Mar. 31, 2019				268,990
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(14,307)						(14,307)
Stock Issued During Period, Shares, Employee Benefit Plan				0
Equity-based compensation (note 13)	154				154
Balance at end of period at Jun. 30, 2019	945,895				1,208,219	88,532	(350,856)
Balance at end of period (shares) at Jun. 30, 2019				268,990
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(19,850)						(19,850)
Equity-based compensation (note 13)	242				242
Balance at end of period at Sep. 30, 2019	$ 926,287				$ 1,208,461	$ 88,532	$ (370,706)
Balance at end of period (shares) at Sep. 30, 2019		232,000	37,000	268,990